EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2025
EXPENSES BY NATURE
Schedule of expenses by nature

	Year ended December 31,
	2025	2024(1)
Employee benefits	$1,967.9	$1,884.7
Transfer and disposal costs	1,171.5	1,068.4
Interest and other finance costs	595.2	665.8
Depreciation of property and equipment	1,053.9	996.9
Amortization of intangible assets	262.2	286.7
Other expenses	781.0	741.7
Transaction costs	56.1	46.1
Founder/CEO Remuneration	31.8	26.8
Acquisition, rebranding and other integration costs	13.4	6.2
Maintenance and repairs	463.2	446.1
Fuel costs	264.8	273.4
(Gain) loss on foreign exchange	(256.9)	291.2
Share-based payments	150.2	97.5
Gain on sale of property and equipment	(91.1)	(2.7)
Loss on divestitures	8.6	481.8
Change in value on Call Option	60.0	—
Other	(181.8)	(29.7)
Total expenses by nature	$6,350.0	$7,280.9
(1)	Comparative figures have been re-presented, refer to Note 2 and 23.